Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

	December 31, 2017	December 31, 2018
	NT$	NT$
	(In Millions)	(In Millions)
Cash and deposits in banks	$551,919.8	$575,825.5
Repurchase agreements collateralized by corporate bonds	—	1,229.6
Commercial paper	695.9	759.5
Agency bonds	776.0	—

	$553,391.7	$577,814.6